Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42638
Entity Registrant Name	OMS Energy Technologies Inc.
Entity Central Index Key	0002012219
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Gul Circle
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629566
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	OMSE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	42,448,704
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of OMS Energy Technologies Inc. and its subsidiaries (“Successor”) (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended March 31, 2026 and 2025, and for the period from June 16, 2023 through March 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the years ended March 31, 2026 and 2025, and for the period from June 16, 2023 through March 31, 2024, in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

Amendment Description	EXPLANATORY NOTEOMS Energy Technologies Inc. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended March 31, 2026, originally filed with the Securities and Exchange Commission (the “SEC”) on June 25, 2026 (the “Original Filing”), in response to comments received from the staff of the SEC. This Amendment amends (i) Item 15, to revise the disclosure of changes in internal control over financial reporting in Item 15(d) and to make related revisions to Items 15(a), (b) and (c), and (ii) Item 18, to revise Note 17 (Segment Reporting) to the consolidated financial statements to include additional segment disclosures required by IFRS 8. The revisions to Note 17 enhance disclosure only and do not change any amount recognized in the consolidated financial statements. In connection with this Amendment, and as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the Company is including currently dated certifications of its Chief Executive Officer and Chief Financial Officer as Exhibits 12.1, 12.2, 13.1 and 13.2 hereto. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original Filing and does not reflect any events occurring after the date of the Original Filing. This Amendment continues to describe conditions as of the date of the Original Filing, and except as expressly set forth herein, we have not updated, modified or supplemented the disclosures contained therein. This Amendment should be read together with the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+800
Local Phone Number	211-0102